Provisions - Provisions for Tax Proceedings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 2,316
Other provisions at end of period	1,894	€ 2,316
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions at beginning of period	898
Other provisions at end of period	686	898
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions at beginning of period	348	440
Reclassification entry into force IFRIC 23		(16)
Movements with a counterparty in the income statement	21	7
Write-offs due to payment	(4)	(83)
Monetary updating	22	6
Translation differences	(105)	(6)
Other provisions at end of period	€ 282	€ 348